Item 1. Report to Shareholders

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
August 31, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------

As of 8/31/04

Maryland Short-Term Tax-Free Bond Fund   $14,640

Lehman Brothers 3-Year State GO Bond Index   $16,088

Lipper Short Municipal Debt Funds Average   $14,620

                                                                 Maryland
           Lehman Brothers            Lipper Short             Short-Term
              3-Year State          Municipal Debt               Tax-Free
             GO Bond Index           Funds Average              Bond Fund

8/94             $  10,000               $  10,000              $  10,000

8/95                10,681                  10,499                 10,557

8/96                11,097                  10,888                 10,927

8/97                11,698                  11,409                 11,386

8/98                12,375                  11,975                 11,949

8/99                12,731                  12,278                 12,229

8/00                13,325                  12,752                 12,727

8/01                14,380                  13,552                 13,604

8/02                15,201                  14,073                 14,141

8/03                15,653                  14,373                 14,387

8/04                16,088                  14,620                 14,640


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended 8/31/04                             1 Year    5 Years   10 Years
--------------------------------------------------------------------------------

Maryland Short-Term Tax-Free Bond Fund              1.76%      3.66%      3.89%

Lehman Brothers 3-Year State GO Bond Index          2.78       4.79       4.87

Lipper Short Municipal Debt Funds Average           1.78       3.52       3.87

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND PROFILE
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PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Periods Ended                                           8/31/03       8/31/04
--------------------------------------------------------------------------------

Price Per Share                                     $     5.24      $    5.22

30-Day Standardized Yield to Maturity                     1.37%          1.59%

Weighted Average Maturity (years)                          2.6            2.2

Weighted Average Effective Duration (years)                2.2            2.0

Note: Yields will vary and are not guaranteed.

PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------

                                                     Percent of     Percent of
                                                     Net Assets     Net Assets
Periods Ended                                           8/31/03        8/31/04
--------------------------------------------------------------------------------

General Obligation -- Local                                35.2%          29.1%

General Obligation -- State                                15.6           15.9

Hospital Revenue                                           10.3           12.3

Solid Waste Revenue                                         7.9            7.9

Prerefunded Bonds                                           7.2            6.8

Educational Revenue                                         5.4            5.2

Lease Revenue                                               6.1            4.4

Dedicated Tax Revenue                                       2.5            3.9

Ground Transportation Revenue                               0.5            3.3

Electric Revenue                                            2.9            3.0

All Other Sectors                                           6.2            7.1

Other Assets Less Liabilities                               0.2            1.1
--------------------------------------------------------------------------------

Total                                                     100.0%         100.0%

--------------------------------------------------------------------------------

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

                                                   Percent of       Percent of
                                                   Net Assets       Net Assets
Periods Ended                                         8/31/03          8/31/04
--------------------------------------------------------------------------------

AAA                                                      53.9%            56.7%

AA                                                       28.9             24.6

A                                                        14.0             15.6

BBB                                                       1.3              1.3

BB and Below                                              0.0              0.0

Not Rated                                                 1.9              1.8
--------------------------------------------------------------------------------

Total                                                   100.0%           100.0%

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

--------------------------------------------------------------------------------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
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                          Beginning            Ending           Expenses Paid
                      Account Value     Account Value          During Period*
                             3/1/04           8/31/04       3/1/04 to 8/31/04
--------------------------------------------------------------------------------

Actual                      $ 1,000         $  998.70                 $  2.64

Hypothetical (assumes 5%
return before expenses)     $ 1,000         $1,022.56                 $  2.67

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.52%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                   6 Months      Year
                      Ended     Ended
                    8/31/04   2/29/04   2/28/03    2/28/02    2/28/01   2/29/00
NET ASSET VALUE

Beginning of
period              $  5.28   $  5.30   $  5.26    $  5.17    $  5.04   $  5.17

Investment activities

 Net investment
 income (loss)         0.05      0.12      0.15       0.18       0.20*     0.19*

 Net realized
 and unrealized
 gain (loss)          (0.06)    (0.02)     0.04       0.09       0.13     (0.13)

 Total from
 investment
 activities           (0.01)     0.10      0.19       0.27       0.33      0.06

Distributions

 Net investment
 income               (0.05)    (0.12)    (0.15)     (0.18)     (0.20)    (0.19)

NET ASSET VALUE

End of period       $  5.22   $  5.28   $  5.30    $  5.26    $  5.17   $  5.04
                 --------------------------------------------------------------

Ratios/Supplemental Data

Total return^       (0.13)%     1.94%     3.62%      5.32%      6.60%*    1.16%*

Ratio of total
expenses to
average net assets    0.52%!    0.53%     0.54%      0.59%      0.60%*    0.60%*

Ratio of net
investment
income (loss)
to average
net assets            2.01%!    2.31%     2.76%      3.45%      3.85%*    3.70%*

Portfolio turnover
rate                  30.9%!    35.5%     31.9%      23.8%      29.2%     41.4%

Net assets,
end of period
(in thousands)     $234,023  $251,648  $229,461   $158,145   $117,477  $124,135

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.60% contractual expense limitation in effect through 2/28/03.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

PORTFOLIO OF INVESTMENTS (1)                                 $ Par        Value
--------------------------------------------------------------------------------
(Amounts in 000s)

MARYLAND  94.2%

Anne Arundel County, GO, 5.00%, 3/1/07                         525          564

Baltimore City, GO, Consolidated Public Improvement

VR, 1.30%, 10/15/22 (FSA Insured)                            1,100        1,100

Baltimore City, Board of Ed. Administration, COP,

5.25%, 4/1/05 (MBIA Insured)                                 2,025        2,070

Baltimore City School Board, GO

         5.00%, 5/1/05                                       1,870        1,915

         5.00%, 5/1/07                                       1,000        1,080

Baltimore County, GO

         Equipment Acquisition, COP, 3.00%, 6/1/05             885          895

         Metropolitan Dist. 66th Issue, 5.00%, 7/1/07          195          211

         Partnership Equipment Acquisition,

         4.00%, 8/1/05                                       3,695        3,782

         Pension Funding, 5.00%, 8/1/09                        750          824

         Public Improvement, 5.00%, 6/1/07                   2,175        2,353

Baltimore County Economic Dev.,

Maryvale Preparatory School

6.50%, 5/1/08                                                  655          651

Calvert County, GO

         5.00%, 7/15/09                                      3,450        3,821

         5.375%, 1/1/07 (Prerefunded 1/1/06!)                  275          291

         5.50%, 1/1/09 (Prerefunded 1/1/06!)                 1,250        1,326

Harford County, GO,

Consolidated Public Improvement

5.00%, 12/1/10                                               2,765        3,104

Howard County, GO

     Consolidated Public Improvement

         5.00%, 2/15/06                                        700          734

         5.00%, 8/15/08                                      2,000        2,201

     Metropolitan Dist. Project, 5.00%, 8/15/08              1,075        1,183

     Public Improvement, 5.00%, 8/15/07                        750          815

Maryland, GO

     Capital Improvement

         5.25%, 3/1/06                                       1,050        1,106

         5.25%, 3/1/08                                       5,000        5,502

     State & Local Fac.

         5.00%, 2/1/05                                       3,000        3,046

         5.00%, 7/15/05                                      1,500        1,547

         5.00%, 2/1/06                                       3,655        3,829

         5.00%, 7/15/06                                        650          690

         5.00%, 8/1/06                                         590          627

         5.00%, 3/1/07                                       1,850        1,990

         5.00%, 7/15/07                                      3,700        4,012

         5.00%, 8/1/07                                       5,000        5,426

         5.00%, 8/1/09                                       2,075        2,304

         5.25%, 7/15/05                                      1,650        1,705

         5.25%, 7/15/06                                      4,000        4,262

         5.50%, 3/1/10                                       1,000        1,139

Maryland DOT

         5.00%, 10/15/05 #                                   1,050        1,088

         5.00%, 10/15/07 #                                     470          505

         5.25%, 2/1/08                                       2,700        2,963

     Consolidated Transportation

         4.00%, 12/15/05                                     2,000        2,064

         5.00%, 9/1/04                                       3,000        3,000

         5.25%, 9/1/05                                       1,085        1,126

Maryland Economic Dev. Corp.

     Associated Jewish Charities

         5.50%, 7/15/05                                        360          369

         5.50%, 7/15/06                                        380          398

         5.50%, 7/15/07                                        400          426

     Federation of American Societies,

     VRDN (Currently 1.36%)                                  2,700        2,700

     Maryland Aviation Admin.

         5.00%, 6/1/08 (FSA Insured) #                       1,425        1,541

         5.00%, 6/1/09 (FSA Insured) #                       2,395        2,605

     Univ. Village at Sheppard Pratt

         4.40%, 7/1/05 (ACA Insured)                           250          255

         4.55%, 7/1/06 (ACA Insured)                           250          259

     Waste Management, VR, 2.30%,

     4/1/16 (Tender 4/1/06) #                                2,500        2,477

Maryland Energy Fin. Admin.,
Baltimore Wastewater
5.75%, 12/1/04 #                                             2,570        2,592

Maryland HHEFA

     Board of Child Care, 5.00%, 7/1/05                      1,010        1,038

     Calvert Memorial Hosp., 4.75%, 7/1/09                     275          296

     Carnegie Institution of Washington,
     VRDN (Currently 1.30%)                                  1,000        1,000

     Johns Hopkins Hosp.

         5.00%, 8/1/06                                       2,665        2,821

         5.00%, 5/15/08                                      1,640        1,779

         TECP, 1.09%, 9/7/04                                 3,000        3,000

     Johns Hopkins Univ.

         6.00%, 7/1/07                                       1,000        1,110

         6.00%, 7/1/39 (Prerefunded 7/1/09!)                 4,340        5,025

         TECP, 1.11%, 9/9/04                                 1,000        1,000

     Kennedy Krieger Institute, 6.00%, 7/1/05                  430          444

     Lifebridge Health

         VR, 1.39%, 7/1/28 (AMBAC Insured)                   4,190        4,190

         5.00%, 7/1/09                                       1,225        1,335

         5.00%, 7/1/10                                         565          617

     Memorial Hosp. at Easton,

     5.00%, 7/1/05 (MBIA Insured)                              430          443

     Mercy Ridge Retirement Community,

     5.00%, 4/1/08                                           2,000        2,046

     Sheppard & Enoch Pratt Foundation

         VR, 1.45%, 7/1/28 (RAA Insured)                     4,875        4,875

         5.00%, 7/1/05                                       1,000        1,027

         5.00%, 7/1/06                                       1,300        1,367

     Suburban Hosp., 5.00%, 7/1/09                           1,225        1,307

     Univ. of Maryland Medical System

         VR, 1.42%, 7/1/32 (AMBAC Insured)                   1,355        1,355

         5.00%, 7/1/05                                       1,020        1,047

         5.00%, 7/1/09                                       1,020        1,102

         6.00%, 7/1/05                                         250          258

Maryland IDA, Sheppard & Enoch Pratt Foundation,
2.00%, 12/31/11 (Tender 1/1/05)                              1,605        1,604

Maryland National Capital Park &
Planning Commission, GO
Prince Georges County, 6.25%, 1/15/07                        1,250        1,375

Maryland Transportation Auth.

         5.00%, 7/1/06 (FSA Insured)                         1,000        1,059

         5.80%, 7/1/06                                       4,000        4,293

     BWI, 5.25%, 3/1/09 (AMBAC Insured) #                    2,840        3,102

Montgomery County, Consolidated Public Improvement

         5.375%, 5/1/11 (Prerefunded 5/1/07!)                  500          553

         5.50%, 4/1/16 (Prerefunded 4/1/06!)                 3,000        3,238

Montgomery County, GO

         4.75%, 2/1/05                                       1,320        1,339

         5.00%, 10/1/05                                      2,000        2,076

         5.00%, 7/1/10                                       1,130        1,263

     Consolidated Public Improvement

         5.375%, 1/1/07                                        250          270

         5.375%, 5/1/13 (Prerefunded 5/1/07!)                1,160        1,283

         5.50%, 4/1/13 (Prerefunded 4/1/06!)                 3,400        3,669

         5.70%, 7/1/05                                         965        1,000

Montgomery County Revenue Auth., 5.00%, 4/1/10               1,170        1,291

Montgomery County Parking Revenue,

Bethesda Parking Lot

5.00%, 6/1/08 (FGIC Insured)                                 1,100        1,207

Northeast Maryland Waste Disposal Auth.

     Montgomery County Resources Fac.

         5.25%, 4/1/09 (AMBAC Insured) #                     4,850        5,290

         5.90%, 7/1/05 #                                     4,250        4,375

         6.00%, 7/1/06 #                                     4,170        4,419

Ocean City, GO, 5.00%, 3/1/07 (MBIA Insured)                 3,440        3,696

Prince Georges County, GO

     Consolidated Public Improvement

         5.00%, 5/15/05 (FSA Insured)                        1,000        1,025

         5.00%, 5/15/07 (FSA Insured)                        3,930        4,242

         5.00%, 10/1/07                                      2,000        2,174

         5.50%, 3/15/16

         (Prerefunded 3/15/06!) (MBIA Insured)                 535          571

Prince Georges County

     Equipment Acquisition Program, COP,
     4.50%, 6/15/05 (MBIA Insured)                           1,265        1,295

     Solid Waste Management,
     5.00%, 6/15/06 (MBIA Insured)                           1,750        1,852

Queen Annes County, GO, School & Public Fac.,

5.125%, 1/15/09 (FGIC Insured)                               1,530        1,692

Univ. of Maryland

     Auxiliary Fac. & Tuition

         5.00%, 4/1/05                                       3,325        3,395

         5.00%, 4/1/06                                       2,500        2,631

         5.00%, 4/1/09                                       3,000        3,308

Washington County, GO,

Public Improvement, 5.00%, 1/1/06
(FSA Insured)                                                3,025        3,161

Washington Suburban Sanitary Dist., GO

         4.50%, 6/1/05                                       4,385        4,486

         5.00%, 6/1/05                                       3,150        3,235

         5.00%, 6/1/06                                       5,000        5,287

         5.00%, 6/1/07                                         885          956

         5.00%, 6/1/09                                       2,600        2,882

         5.25%, 6/1/08                                       1,030        1,139

Westminister, Carroll Luthern Village,

VRDN (Currently 1.34%)                                       1,900        1,900

Total Maryland (Cost  $219,199)                                         220,588

DISTRICT OF COLUMBIA  0.5%

Washington Metropolitan Area Transit Auth.,

6.00%, 7/1/09

(FGIC Insured)                                               1,000        1,150

Total District of Columbia (Cost  $1,117)                                 1,150

PUERTO RICO  4.2%

Children's Trust Fund, Tobacco Settlement,
4.90%, 7/1/05
(Escrowed to Maturity)                                         585          601

Puerto Rico Electric Power Auth.

         4.00%, 7/1/05                                       3,760        3,837

         5.00%, 7/1/06                                       3,000        3,168

Puerto Rico Municipal Fin. Agency, GO,

5.50%, 8/1/07 (FSA Insured)                                  2,000        2,202

Total Puerto Rico (Cost  $9,655)                                          9,808

Total Investments in Securities

98.9% of Net Assets (Cost  $229,971)                                   $231,546
                                                                       --------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Interest subject to alternative minimum tax

!     Used in determining portfolio maturity

ACA   American Capital Access Financial Guaranty Corp.

AMBAC AMBAC Assurance Corp.

COP   Certificates of Participation

DOT   Department of Transportation

FGIC  Financial Guaranty Insurance Company

FSA   Financial Security Assurance Inc.

GO    General Obligation

HHEFA Health & Higher Educational Facility Authority

IDA   Industrial Development Authority/Agency

MBIA  MBIA Insurance Corp.

RAA   Radian Asset Assurance Inc.

TECP  Tax-Exempt Commercial Paper

VR    Variable Rate

VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $229,971)                $    231,546

Other assets                                                              2,855

Total assets                                                            234,401

Liabilities

Total liabilities                                                           378

NET ASSETS                                                         $    234,023
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $          2

Undistributed net realized gain (loss)                                     (536)

Net unrealized gain (loss)                                                1,575

Paid-in-capital applicable to 44,860,906 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                   232,982

NET ASSETS                                                         $    234,023
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $       5.22
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        8/31/04
Investment Income (Loss)

Interest income                                                      $    3,087

Expenses

 Investment management                                                      505

 Custody and accounting                                                      54

 Shareholder servicing                                                       53

 Prospectus and shareholder reports                                           9

 Legal and audit                                                              7

 Registration                                                                 4

 Trustees                                                                     3

 Miscellaneous                                                                3

 Total expenses                                                             638

Net investment income (loss)                                              2,449

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

 Securities                                                                (403)

 Futures                                                                   (133)

 Net realized gain (loss)                                                  (536)

Change in net unrealized gain (loss) on securities                       (2,844)

Net realized and unrealized gain (loss)                                  (3,380)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $     (931)
                                                                     ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                        6 Months           Year
                                                           Ended          Ended
                                                         8/31/04        2/29/04
Increase (Decrease) in Net Assets

Operations

 Net investment income (loss)                         $    2,449    $     5,647

 Net realized gain (loss)                                   (536)           135

 Change in net unrealized gain (loss)                     (2,844)          (827)

 Increase (decrease) in net assets from operations          (931)         4,955

Distributions to shareholders

 Net investment income                                    (2,449)        (5,647)

Capital share transactions *

 Shares sold                                              32,998        111,864

 Distributions reinvested                                  1,871          4,473

 Shares redeemed                                         (49,114)       (93,458)

 Increase (decrease) in net assets from capital
 share transactions                                      (14,245)        22,879

Net Assets

Increase (decrease) during period                        (17,625)        22,187

Beginning of period                                      251,648        229,461

End of period                                         $  234,023    $   251,648
                                                      ----------    -----------

(Including undistributed net investment income of $2 at 8/31/04 and $2 at 2/29/04)

*Share information

 Shares sold                                               6,322         21,214

 Distributions reinvested                                    360            849

 Shares redeemed                                          (9,440)       (17,740)

 Increase (decrease) in shares outstanding                (2,758)         4,323

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on January 29, 1993. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $35,498,000 and $61,342,000, respectively, for the six months ended August 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

At August 31, 2004, the cost of investments for federal income tax purposes was $229,971,000. Net unrealized gain aggregated $1,575,000 at period-end, of which $1,932,000 related to appreciated investments and $357,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $83,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $36,000 for T. Rowe Price Services, Inc. At period-end, a total of $11,000 of these expenses was payable.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price State Tax-Free Income Trust


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004